REICH & TANG DISTRIBUTORS L.P.
600 Fifth Avenue
New York, New York 10020
(212) 830-5400





                                                    November 26, 1996


VIA EDGAR

Securities  nd Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re:  Municipal Securities Trust, Multi-State
                       Series 40
                       File No. 33-36335

Gentlemen:

                  As Sponsors of the above-referenced Trust, we are writing this letter to certify that:

                  (1) the form of Prospectus that would have been filed under Rule 497(b) of the Securities Act of 1933, does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6 (the "Registration Statement"), and

                  (2) the text of the most recent Registration Statement was filed electronically with the Securities and Exchange Commission on October 25, 1996 and became effective October 31, 1996 pursuant to Rule 485(b).

                                       Municipal Securities Trust, Multi-
                                       State Series 40


                                       REICH & TANG DISTRIBUTORS L.P.
                                       GRUNTAL & CO. INCORPORATED


                                       By:  _________________________________
                                            Peter J. DeMarco
                                            as agent for the Sponsors

C/M  11939.0001 430037.1